Segmented Information - Summary Of Detailed Information About Geographical Areas (Detail) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Segment revenue	$ 403,417	$ 225,311	$ 762,690	$ 432,422	$ 1,001,764	$ 1,249,733	$ 2,116,482
Intersegment revenue	(31,340)	(20,804)	(67,544)	(24,710)	(41,608)	(32,681)	(71,060)
Revenue	372,077	204,507	695,146	407,712	960,156	1,217,052	2,045,422
Operating income (loss)	20,243	17,745	27,082	24,766	54,291	116,012	231,908
Segment assets	2,285,322		2,285,322		2,201,974	2,031,129
Goodwill	568,044		568,044		566,270	576,028	573,928
Corporate	(560,480)		(560,480)		(576,802)	(427,581)
Total segment assets	2,292,886		2,292,886		2,191,442	2,179,576
Engineered Systems [Member]
Disclosure of geographical areas [line items]
Revenue	196,346	64,998	370,777	137,230	354,127	598,566	1,448,503
Services [Member]
Disclosure of geographical areas [line items]
Revenue	105,839	77,630	189,025	148,166	327,376	303,269	350,992
Energy Infrastructure [Member]
Disclosure of geographical areas [line items]
Revenue	69,892	61,879	135,344	122,316	278,653	315,217	245,927
UNITED STATES
Disclosure of geographical areas [line items]
Segment revenue	226,087	120,754	408,842	205,719	497,630	649,133	1,243,760
Intersegment revenue	(28,733)	(15,095)	(64,024)	(18,114)	(27,247)	(16,847)	(48,091)
Revenue	197,354	105,659	344,818	187,605	470,383	632,286	1,195,669
Operating income (loss)	14,044	4,872	14,389	5,238	14,442	56,504	194,010
Segment assets	1,030,299		1,030,299		1,000,755	895,022
Goodwill	156,970		156,970		154,437	155,094
Corporate					0	0
Total segment assets	1,187,269		1,187,269		1,155,192	1,050,116
UNITED STATES | Engineered Systems [Member]
Disclosure of geographical areas [line items]
Revenue	112,673	44,698	190,305	73,938	218,558	390,178	947,451
UNITED STATES | Services [Member]
Disclosure of geographical areas [line items]
Revenue	53,105	37,195	95,354	67,309	153,722	150,939	172,130
UNITED STATES | Energy Infrastructure [Member]
Disclosure of geographical areas [line items]
Revenue	31,576	23,766	59,159	46,358	98,103	91,169	76,088
Rest Of World [Member]
Disclosure of geographical areas [line items]
Segment revenue	104,125	65,429	213,519	135,946	309,695	353,210	354,680
Intersegment revenue	(111)	(34)	(189)	(40)	(138)	(199)	(7,846)
Revenue	104,014	65,395	213,330	135,906	309,557	353,011	346,834
Operating income (loss)	7,217	9,355	17,499	14,083	36,250	40,488	511
Segment assets	694,574		694,574		654,969	610,597
Goodwill	322,707		322,707		323,466	332,567
Corporate					0	0
Total segment assets	1,017,281		1,017,281		978,435	943,164
Rest Of World [Member] | Engineered Systems [Member]
Disclosure of geographical areas [line items]
Revenue	34,810	3,642	84,102	12,084	22,500	40,485	76,813
Rest Of World [Member] | Services [Member]
Disclosure of geographical areas [line items]
Revenue	31,861	24,668	54,895	50,579	111,500	96,092	111,357
Rest Of World [Member] | Energy Infrastructure [Member]
Disclosure of geographical areas [line items]
Revenue	37,343	37,085	74,333	73,243	175,557	216,434	158,664
CANADA
Disclosure of geographical areas [line items]
Segment revenue	73,205	39,128	140,329	90,757	194,439	247,390	518,042
Intersegment revenue	(2,496)	(5,675)	(3,331)	(6,556)	(14,223)	(15,635)	(15,123)
Revenue	70,709	33,453	136,998	84,201	180,216	231,755	502,919
Operating income (loss)	(1,018)	3,518	(4,806)	5,445	3,599	19,020	37,387
Segment assets	560,449		560,449		546,250	525,510
Goodwill	88,367		88,367		88,367	88,367
Corporate					0	0
Total segment assets	648,816		648,816		634,617	613,877
CANADA | Engineered Systems [Member]
Disclosure of geographical areas [line items]
Revenue	48,863	16,658	96,370	51,208	113,069	167,903	424,239
CANADA | Services [Member]
Disclosure of geographical areas [line items]
Revenue	20,873	15,767	38,776	30,278	62,154	56,238	67,505
CANADA | Energy Infrastructure [Member]
Disclosure of geographical areas [line items]
Revenue	$ 973	$ 1,028	$ 1,852	$ 2,715	$ 4,993	$ 7,614	$ 11,175